UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds

(Exact name of registrant as specified in charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of principal executive offices)(Zip code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	DMS India MidCap Index Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 21.52%

Agrochemicals - .37%
452	Jain Irrigation Systems, Ltd.	$ 396
49	Pfizer, Ltd.	894
		1,290
Auto - .22%
2,320	Ashok Leyland, Ltd.	785

Bank - 1.82%
238	Allahabad Bank	361
394	Andhra Bank	544
631	IDBI Bank, Ltd.	753
145	Indian Bank	281
237	Indian Overseas Bank	199
41	Jammu & Kashmir Bank, Ltd.	846
178	Karur Vysya Bank Ltd.	1,304
204	Oriental Bank of Commerce	709
198	Syndicate Bank	364
228	Uco Bank	237
244	Union Bank of India	766
		6,364
Cement Products - .72%
241	Madras Cements, Ltd.	925
432	India Cements, Ltd.	413
15	Shree Cements, Ltd.	1,179
		2,517
Chemicals - .82%
610	United Phosphorus, Ltd.	1,394
310	Tata Chemicals, Ltd.	1,470
		2,864
Computers Software - .50%
75	Tech Mahindra, Ltd.	1,338
9	Oracle Financial Services Software, Ltd. *	409
		1,747
Construction - .91%
112	Bhushan Steel, Ltd.	876
2,472	GMR Infrastructure, Ltd. *	733
450	Housing Development & Infrastructure, Ltd. *	282
234	Irb Infrastructure Developers, Ltd.	379
144	Mphasis, Ltd.	902
		3,172
Consumer - 2.50%
55	Bata India, Ltd.	774
100	Britannia Industries, Ltd.	1,135
53	Gitanjali Gems, Ltd.	209
51	Jubilant Foodworks, Ltd. *	898
458	Marico, Ltd.	1,601
17	Procter & Gamble Hygiene & Health Care, Ltd.	796
761	Tata Global Beverages, Ltd.	1,722
132	United Breweries, Ltd.	1,610
		8,745
Diversified - 1.19%
83	Aditya Birla Nuvo, Ltd.	1,490
96	Century Textile & Industries, Ltd.	426
337	Max India, Ltd.	1,135
338	Motherson Sumi Systems, Ltd.	1,128
		4,179
Electrical Equipment - .13%
37	Havell's India, Ltd.	458

Electronics - .43%
38	Bharat Electronics, Ltd.	816
677	Dish TV India, Ltd. *	695
		1,511
Engineering - .99%
102	ABB, Ltd.	1,052
128	Engineers India, Ltd.	308
638	Pipavav Defence & Offshore Engineering Co. *	717
76	Thermax, Ltd. *	765
467	Voltas, Ltd. *	636
		3,478
Financial - 2.46%
100	Bajaj Finserv, Ltd. *	1,082
529	Hexaware Technologies, Ltd.	773
909	Indiabulls Financial Services, Ltd.	4,333
506	Indiabulls Real Estate, Ltd.	538
208	Mahindra & Mahindra Financial Services, Ltd.	914
176	Reliance Capital, Ltd. *	998
		8,638
Gas - .53%
126	Indraprastha Gas, Ltd. *	567
609	Petronet Lng, Ltd.	1,280
		1,847
Healthcare - 1.50%
148	Apollo Hospitals Enterprises, Ltd. *	2,625
98	Cadila Healthcare, Ltd.	1,278
390	Opto Circuits (I), Ltd. *	133
126	Piramal Enterprises, Ltd. *	1,209
		5,245
Hotels - .22%
956	Indian Hotels Co., Ltd. *	773

Industrial - .23%
153	Godej Industries, Ltd. *	797

Media & Entertainment - .19%
102	Sun TV Network, Ltd.	652

Mining - .21%
427	Hindustan Zinc, Ltd. *	735

Oil - .47%
295	Castrol, Ltd.	1,641

Oil Production - .42%
346	Hindustan Petroleum Corp., Ltd.	1,475

Paints - .17%
30	Kansai Nerolac Paints, Ltd.	594

Personal Care - .49%
125	Godrej Industries, Ltd.	1,724

Pharmaceuticals - 2.11%
242	Aurobindo Pharma, Ltd.	736
132	Biocon, Ltd. *	624
136	Divi's Laboratories, Ltd. *	2,270
221	Glenmark Pharmaceuticals, Ltd. *	2,040
16	Sanofi India, Ltd.	655
73	Strides Arcolab, Ltd.	1,073
		7,398
Power - .78%
540	Adani Power, Ltd. *	377
97	Cesc, Ltd.	553
565	JSW Energy, Ltd.	414
2,809	Nhpc, Ltd.	872
282	Torrent Power, Ltd.	517
		2,733
Real Estate - .19%
1,896	Unitech, Ltd. *	673

Refineries - .15%
558	Gujarat State Petronet, Ltd.	541

Shipping - .19%
186	Great Eastern Shipping Co. Ltd.	668

Steel Products - .27%
251	Bharat Forge, Ltd.	937

Textiles - .03%
132	Welspun Corp., Ltd.	97

Tyres - .32%
502	Apollo Tyres, Ltd.	477
3	MRF, Ltd.	653
		1,130

TOTAL FOR COMMON STOCKS (Cost $85,905) - 21..52%		$ 75,408

FOREIGN CURRENCY - 2.85%
596,218	Indian Rupee *	9,990

TOTAL FOR FOREIGN CURRENCY (Cost $10,765) - 2.85%		$ 9,990

SHORT TERM INVESTMENTS - 5.46%
19,124	Fidelity Institutional Money Market Portfolio 0.26% **	19,124

TOTAL FOR SHORT TERM INVESTMENTS (Cost $19,124) - 5.46%		$ 19,124

TOTAL INVESTMENTS (Cost $115,794) - 29.82%		$ 104,522

OTHER ASSETS LESS LIABILITIES - 70.18%		245,938

NET ASSETS - 100.00%		$ 350,460

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $115,794 amounted to $11,272, which consisted of aggregate gross unrealized appreciation of $2,574 and aggregate gross unrealized depreciation of $13,846.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$75,408	$0	$0	$75,408
Foreign Currency	$9,990	$0	$0	$9,990
Cash Equivalents	$19,124	$0	$0	$19,124
Total	$104,522	$0	$0	$104,522

	DMS India Bank Index Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 45.71%

Bank - 45.71%
911	Axis Bank, Ltd.	20,328
449	Bank of Baroda	4,341
521	Bank of India	2,039
417	Canara Bank	2,532
5,287	HDFC Bank, Ltd.	59,600
3,379	ICICI Bank, Ltd.	60,920
1,154	IndusInd Bank, Ltd.	9,083
1,108	Kotak Mahindra Bank, Ltd.	13,474
759	State Bank of India	24,969
263	Union Bank of India	825
		198,111

TOTAL FOR COMMON STOCKS (Cost $234,030) - 45.71%		$ 198,111

FOREIGN CURRENCY - 6.26%
1,618,337	Indian Rupee *	27,115

TOTAL FOR FOREIGN CURRENCY (Cost $29,828) - 6.26%		$ 27,115

SHORT TERM INVESTMENTS - 10.00%
43,351	Fidelity Institutional Money Market Portfolio 0.26% **	43,351

TOTAL FOR SHORT TERM INVESTMENTS (Cost $43,351) - 10.00%		$ 43,351

TOTAL INVESTMENTS (Cost $307,209) - 61.97%		$ 268,577

OTHER ASSETS LESS LIABILITIES - 38.03%		164,794

NET ASSETS - 100.00%		$ 433,371

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India Bank Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $307,209 amounted to $38,632, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $38,632.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$198,111	$0	$0	$198,111
Foreign Currency	$27,115	$0	$0	$27,115
Cash Equivalents	$43,351	$0	$0	$43,351
Total	$268,577	$0	$0	$268,577

	DMS Baltic Index Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 51.06%

Services-Miscellaneous Amusement & Recreation - 8.33%
350	Olympic Entertainment Group	829

Water Transportation - 42.74%
3,500	Tallink Grupp	4,254

TOTAL FOR COMMON STOCKS (Cost $5,084) - 51.06%		$ 5,083

SHORT TERM INVESTMENTS - 31.67%
3,152	Fidelity Institutional Money Market Portfolio 0.26% **	3,152

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,152) - 31.67%		$ 3,152

TOTAL INVESTMENTS (Cost $8,236) - 82.73%		$ 8,235

OTHER ASSETS LESS LIABILITIES - 17.27%		1,719

NET ASSETS - 100.00%		$ 9,954

** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS Baltic Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,236 amounted to $1, which consisted of aggregate gross unrealized appreciation of $9 and aggregate gross unrealized depreciation of $10.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,083	$0	$0	$5,083
Cash Equivalents	$3,152	$0	$0	$3,152
Total	$8,235	$0	$0	$8,235

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: August 22, 2013

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: August 22, 2013